Business Combinations	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS

NOTE 5:-	BUSINESS COMBINATIONS:

Acquisition of Therapix Healthcare Resources Inc.:

On July 31, 2018, the Company entered into an agreement for convertible equity (the "Convertible Equity Agreement") with THR, which is a company that was incorporated in Delaware, on July 26, 2018, and an unaffiliated third party. Since July 31, 2018, THR was engaged in operating pain treatment clinics, mainly in Tennessee, to treat an assortment of different pains, including, acute pain, spine pain, chronic headaches, cancer pain, oral/maxillofacial pain, neuropathic pain and rheumatologic/myofascial pain. Under the Convertible Equity Agreement, the Company loaned an aggregate amount of $1.625 million (the "THR Loan") to THR. The maturity date of the loan, which accrues interest at a rate of 9% per annum, will occur upon demand of the Company and under certain conditions detailed in the Convertible Equity Agreement as follows:

-	The Company shall have the right to instruct THR in writing, no later than October 3, 2018 (the "Execution Date") to repay the THR Loan, together with all interest accrued in cash at the Execution Date.

-	The Company will have the right to convert the THR Loan, together with all interest accrued, into that number of shares of the most senior class of shares of THR, existing at the time of such conversion, at a price per share equal to the fair market value of such shares as shall be determined by THR's board of directors. Notwithstanding anything to the contrary, the Company shall not exercise any conversion rights under the Convertible Equity Agreement together with all interest accrued unless and until, at least, one of the following conditions is met: (1) Three THR clinics become fully operational; or (2) the directors of THR authorize the formal issuance of shares of THR at their initial meeting or in a resolution of lieu of an initial meeting.

In the event the terms mentioned above are not fulfilled within twelve months after the Execution Date, then the THR Loan will be converted automatically. In addition, if the THR Loan will be converted by the Company, the Company shall have the right to appoint 50% of the members of THR's board of directors, including the chairman of the board of directors. According to THR's certificate of incorporation, the chairman of the board of directors shall cast the decisive vote in the event that voting of the board of directors is tied.

On October 3, 2018 (the "Acquisition Date"), following the fact that the above mentioned conditions were met, the Company converted the entire THR Loan and as a result holds 82.36% of THR's equity, and accordingly achieved control over THR. Until December 31, 2018, no further changes were made to THR's equity. In addition, since the Acquisition Date and until December 31, 2018, the Company loaned to THR an additional amount of $487 thousand by four additional loans, which accrued interest at a rate of 9% per annum. Also, since January 1, 2019, and until the date of Approval Date, the Company loaned to THR an additional amount of $202 thousand by four additional loans under the same terms as the abovementioned loans.

Up and until the Acquisition Date and the beginning of consolidation, the THR Loan was treated as a convertible loan (as a financial asset), presented at its fair value through profit or loss pursuant to IFRS 9, plus accrued interest in the total amount of $22 thousand. Accordingly, on the Acquisition Date, no adjustments were required to the value of the investment which represents the purchase consideration of $1.647 million.

The Group has elected to measure the non-controlling interests in THR at the proportionate share of the non-controlling interests of the fair value of THR's net identifiable assets.

The Company recognized the fair value of the assets acquired and liabilities assumed in the business combination according to a provisional measurement. The purchase consideration and the fair value of the acquired assets and liabilities may be adjusted within twelve months from the Acquisition Date.

The fair value of the identifiable assets and liabilities of THR on the Acquisition Date:

Fair value
USD in thousands

Cash	$14
Other accounts receivable	45
Property and equipment, net	2,192
Customer relationships, net	307
2,558

Trade payables	(445)
Other accounts payable	(42)
Related Parties	(206)
Deferred taxes liability, net	(60)
(753)

Net identifiable assets	1,805
Non-controlling interests	(318)
Goodwill arising on acquisition	160

Total purchase cost	$1,647

The goodwill arising from the acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Company and THR.

Cash outflow/inflow on the Acquisition Date:

USD in thousands

Cash paid	$1,647
Cash acquired with THR at the Acquisition Date	(14)

Net cash	$1,633

Since the Acquisition Date until December 31, 2018, THR contributed a total loss in the amount of $2.335 million to the Group's total loss for the year ended on December 31, 2018 (the loss attributed to the non-controlling interests is $412 thousand).

On December 31, 2018, the Group reviewed the goodwill for impairment and due to significant losses incurred by THR, as well as its failure to maintain required licenses to operate its facilities, the Group decided to fully impair the goodwill which have arisen from THR's acquisition. Accordingly, on December 31, 2018, the intangible asset due to THR's customer relationships was fully impaired as well.

On March 26, 2019, due in part to significant losses incurred by THR, as well as its failure to maintain required licenses to operate its facilities, the Group's management anticipates that THR will commence a liquidation process of its assets in the near future. The liquidation of THR's remaining assets, or potential claims that may arise from the liquidation and dissolution of THR may adversely affect the Group's reputation or divert management's attention in the event of any material litigation. As of the date of approval of the financial statements, the Group is not able to estimate reliably the timing and results of the proposed liquidation or of any consequences that may occur as a result thereof, except for what is disclosed in these financial statements.